DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Asset conversion swaps	Dec. 31, 2013 Asset conversion swaps Pay fixed interest rate swaps with counterparty	Dec. 31, 2013 Asset conversion swaps Matched interest rate swaps Derivative Financial Instruments Receive Fixed Pay Variable	Dec. 31, 2013 Asset conversion swaps Matched interest rate swaps Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Notional Value	$ 913,324	$ 935,493	$ 913,324	$ 9,836	$ 451,744	$ 451,744
Average Maturity (years)			4 years 2 months	2 years 11 months	4 years 2 months	4 years 2 months
Fair Value			$ (954)	$ (865)	$ 9,943	$ (10,032)
Weighted-Average Rate Receive			3.83%	2.14%	4.83%	2.86%
Weighted-Average Rate Pay			3.88%	6.85%	2.86%	4.83%